As filed with the Securities and Exchange Commission on April 2, 2014

Registration No. 033-13954

811-05141

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 106	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 107	☒

(Check appropriate box or boxes)

Pacific Select Fund

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive,

P.O. Box 7500, Newport Beach, CA 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-3202

Audrey L. Cheng, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2014 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 106 to the Registration Statement incorporates by reference the prospectuses, Statement of Additional Information and Part C that are contained in the Registrant’s PEA No. 105, which was filed with the Securities and Exchange Commission on January 17, 2014. Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this PEA No. 106 is filed solely for the purpose of designating April 30, 2014 as the new effective date of PEA No. 105.

SIGNATURES

Pursuant to requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 106 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California, on this 2nd day of April, 2014.

PACIFIC SELECT FUND

By: /s/ Audrey L. Cheng
Audrey L. Cheng
Assistant Vice President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 106 to the Registration Statement of Pacific Select Fund has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

	Chairman of the Board and Trustee	April 2, 2014
James T. Morris*

	Chief Executive Officer	April 2, 2014
Mary Ann Brown*

	Vice President and Treasurer	April 2, 2014
Brian D. Klemens*	(Principal Financial and Accounting Officer)

	Trustee	April 2, 2014
Gale K. Caruso*

	Trustee	April 2, 2014
Lucie H. Moore*

	Trustee	April 2, 2014
G. Thomas Willis*

	Trustee	April 2, 2014
Frederick L. Blackmon*

	Trustee	April 2, 2014
Nooruddin S. Veerjee*

*By: /s/ Audrey L. Cheng		April 2, 2014
Audrey L. Cheng, as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Select Fund

Power of Attorney

The undersigned Trustees and officers of Pacific Select Fund (the “Fund”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Matthew Curtin, Greg Larson, Joseph Lallande, Audrey Cheng, Laurene E. MacElwee, Howard T. Hirakawa and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Fund and each series of the Fund, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Fund to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Fund and each series of the Fund, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Fund related to the above.

The undersigned Trustees and officers of the Fund hereby execute this Power of Attorney effective the 15th day of March, 2012.

NAME	TITLE

/s/ James T. Morris	Chairman and Trustee
James T. Morris

/s/ Mary Ann Brown
Mary Ann Brown	Chief Executive Officer

/s/ Brian D. Klemens	Vice President and Treasurer
Brian D. Klemens

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerjee	Trustee
Nooruddin S. Veerjee

/s/ Gale K. Caruso	Trustee
Gale K. Caruso